PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of components of property, plant and equipment, net

	At December 31, 2014	At December 31, 2015
	$	$
Buildings	182,889	166,030
Leasehold improvements	6,849	7,755
Machinery	459,272	459,471
Furniture, fixtures and equipment	36,526	39,413
Motor vehicles	3,365	3,907

	688,901	676,576
Accumulated depreciation	(348,143)	(391,635)
Impairment	(1,605)	(8,470)

	339,153	276,471
Construction in process	33,328	54,581

Property, plant and equipment, net	372,481	331,052